Investments in associates and joint ventures (Details 2) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes In Associates [Abstract]
Initial balances		R$ 8,257,384	R$ 7,002,778
Acquisitions	[1]	54,019	524,155
Spin-off of associates	[2]	(1,175)	(170,006)
Transfer	[3]	(338,315)	5,953
Equity in net income of associates		1,680,375	1,718,411	R$ 1,699,725
Dividends/Interest on capital		(1,385,537)	(802,662)
Impairment	[4]	(107,000)	(31,868)
Other		(33,952)	10,623
At the end of the year		R$ 8,125,799	R$ 8,257,384	R$ 7,002,778

[1]	In 2017, it includes the acquisition of interest in (i) Swiss Re Corporate Solutions Brasil; and in (ii) GIC - Gestora de Inteligencia de Credito;
[2]	In 2017, there was partial sale of the IRB;
[3]	In 2018, the partial spin-off and consolidation of Fidelity Processadora S.A., controlled by Aquarius Participacoes S.A.;
[4]	In 2018, there were losses on impairment in associates, in the amount of R$107,000 thousand (2017 - R$31,868 thousand).